General and Summary of Significant Accounting Policies Change in Accounting Estimate (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in Accounting Estimate [Line Items]
Accounts receivable, net of allowance for doubtful accounts of $5 and $5, respectively	$ 1,479	$ 1,799	$ 1,418		$ 1,479
Other Assets, Current	(800)	(1,533)	(897)		(802)
Deferred Income Tax Assets, Net		319	409	$ 288
Accounts and Financing Receivable, after Allowance for Credit Loss, Noncurrent	(1,319)				(1,351)
Other Assets, Noncurrent	(1,605)	(2,979)	(2,188)		(1,635)
Retained Earnings (Accumulated Deficit)	(731)	(1,635)	(1,089)		(692)
Stockholders' Equity Attributable to Noncontrolling Interest	2,217	2,067	1,769		2,233
Loans and Leases Receivable, Allowance	32	26	26
Accounts Receivable, Allowance for Credit Loss, Current	20	5	5
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)		53	16
Accounts Receivable, Allowance for Credit Loss, Writeoff		(19)	(11)
Accounts Receivable, Allowance for Credit Loss, Recovery		0	0
Financing Receivable, Allowance for Credit Loss, Foreign Currency Translation		(14)	(4)
Accounts and Financing Receivable, Allowance for Credit Loss		83	63	62
Accounts Receivable, Allowance for Credit Loss		28
Leasing Arrangement
Change in Accounting Estimate [Line Items]
Loans and Leases Receivable, Allowance		1	2
Other Current Assets [Member]
Change in Accounting Estimate [Line Items]
Deferred Income Tax Assets, Net	$ 165				$ 156
Accounts Receivable
Change in Accounting Estimate [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current		3	9	9
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)		10	9
Accounts Receivable, Allowance for Credit Loss, Writeoff		(19)	(11)
Accounts Receivable, Allowance for Credit Loss, Recovery		(3)	(2)
Financing Receivable, Allowance for Credit Loss, Foreign Currency Translation		0	0
Mong Duong Subsidiary [Member]
Change in Accounting Estimate [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current		28	30	32
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)		0	0
Accounts Receivable, Allowance for Credit Loss, Writeoff		0	0
Accounts Receivable, Allowance for Credit Loss, Recovery		(2)	(2)
Financing Receivable, Allowance for Credit Loss, Foreign Currency Translation		0	0
Other Entity [Member]
Change in Accounting Estimate [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current		2	1	1
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)		1	0
Accounts Receivable, Allowance for Credit Loss, Writeoff			0
Accounts Receivable, Allowance for Credit Loss, Recovery		0	0
Financing Receivable, Allowance for Credit Loss, Foreign Currency Translation		0	0
AES Argentina [Member]
Change in Accounting Estimate [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current		30	23	$ 20
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)		22	7
Accounts Receivable, Allowance for Credit Loss, Writeoff		0	0
Accounts Receivable, Allowance for Credit Loss, Recovery		(1)	0
Financing Receivable, Allowance for Credit Loss, Foreign Currency Translation		(14)	(4)
AES Southland [Domain]
Change in Accounting Estimate [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current		20
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)		20
Accounts Receivable, Allowance for Credit Loss, Writeoff		0
Accounts Receivable, Allowance for Credit Loss, Recovery		0
Financing Receivable, Allowance for Credit Loss, Foreign Currency Translation		$ 0
Accounts Receivable, Allowance for Credit Loss			$ 0
Accounting Standards Update 2016-13 [Member] | Mong Duong Subsidiary [Member]
Change in Accounting Estimate [Line Items]
Financing Receivable, Credit Loss Rate	2.40%
Accounts and Financing Receivable, Allowance for Credit Loss	$ 34
Accounting Standards Update 2016-13 [Member] | AES Argentina [Member]
Change in Accounting Estimate [Line Items]
Financing Receivable, Credit Loss Rate	41.20%
Accounting Standards Update 2016-13 [Member]
Change in Accounting Estimate [Line Items]
Accounts receivable, net of allowance for doubtful accounts of $5 and $5, respectively	$ 0
Other Assets, Current	(2)
Deferred Income Tax Assets, Net	9
Accounts and Financing Receivable, after Allowance for Credit Loss, Noncurrent	(32)
Other Assets, Noncurrent	(30)
Retained Earnings (Accumulated Deficit)	(39)
Stockholders' Equity Attributable to Noncontrolling Interest	$ (16)